EQUITY	3 Months Ended
Mar. 31, 2022
EQUITY
EQUITY

NOTE 28 – EQUITY

Eletrobras’s share capital, as of March 31, 2022, was R$39,057,271 (R$ 39,057,271 as of December 31, 2021) and its shares have no par value. Preferred shares have voting rights and are not convertible into common shares. However, they have priority in the reimbursement of capital and the distribution of dividends, at annual rates of 8% for class “A” shares (subscribed as of June 23, 1969) and 6% for class “B” shares (subscribed as of June 24, 1969), calculated on the capital corresponding to each class of shares.

The capital stock, classified according to major shareholder and type of share, was distributed, as of March 31, 2022, as follows:

	3/31/2022
	COMMON		PREFERENTIAL				TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	A Series	%	B Series	%	QUANTITY	%
Federal Government	667,888,884	51.82	—	—	494	0.00	667,889,378	42.56
BNDESPAR	141,757,951	11.00	—	—	18,691,102	6.68	160,449,053	10.23
BNDES	74,545,264	5.78	—	—	18,262,671	6.52	92,807,935	5.92
FIA Dinâmica e Banclass	65,536,875	5.09	—	—	—	—	65,536,875	4.18
Fundos 3G Radar	—	—	—	—	30,852,976	11.02	30,852,976	1.97
American Depositary Receipts – ADR’s	50,595,860	3.93	—	—	5,177,287	1.85	55,773,147	3.55
Others	288,517,762	22.39	146,920	100.00	206,956,864	73.93	495,621,546	31.59
Total	1,288,842,596	100.00	146,920	100.00	279,941,394	100.00	1,568,930,910	100.00

	12/31/2021
	COMMON		PREFERENTIAL				TOTAL CAPITAL
SHAREHOLDER	AMOUNT	%	A Series	%	B Series	%	AMOUNT	%
Federal Government	667,888,884	51.82	—	—	494	0.00	667,889,378	42.56
BNDESPAR	141,757,951	11.00	—	—	18,691,102	6.68	160,449,053	10.23
BNDES	74,545,264	5.78	—	—	18,262,671	6.52	92,807,935	5.92
FIA Dinâmica e Banclass	65,536,875	5.09	—	—	—	—	65,536,875	4.18
Fundos 3G Radar	—	—	—	—	30,890,676	11.03	30,890,676	1.97
American Depositary Receipts – ADR’s	52,065,112	4.04	—	—	5,340,887	1.91	57,405,999	3.66
Others	287,048,510	22.27	146,920	100.00	206,755,564	73.86	493,950,994	31.48
Total	1,288,842,596	100.00	146,920	100.00	279,941,394	100.00	1,568,930,910	100.00